CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (22,765,563)	$ (15,959,530)	$ (20,706,384)	$ (29,517,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	596,256	369,971	505,898	450,505
Stock-based compensation	1,512,292	1,895,789	2,490,409	2,362,340
Change in fair value of convertible notes payable			0	15,388,097
Change in fair value of warrant liabilities	(2,156,186)	(1,002,647)	(1,766,513)
Change in fair value of derivative liability	(141,100)	0
Inventory reserve adjustments	28,012	754,840	840,467	(258,116)
Amortization of debt discount	2,218,506		416,636
Amortization of deferred financing costs	551,431		105,924
Loss on extinguishment of debt	11,685,125	0
Changes in operating assets and liabilities:
Accounts receivable	427,679	(142,704)	(155,079)	(103,925)
Inventories	(203,497)	(957,916)	(1,613,781)	(199,429)
Prepaid expenses and other current assets	(370,806)	(492,507)	(268,118)	23,336
Operating lease right-of-use asset	285,476	231,463	319,426	292,932
Accounts payable	1,138,413	2,695,273	2,715,504	628,702
Accrued expenses	1,964,723	(447,024)	111,939	1,013,437
Contract liabilities	(6,400)	51,325	(148,350)	5,700
Operating lease liability	(264,200)	(255,514)	(388,141)	(314,111)
Net cash used in operating activities	(5,499,839)	(13,259,181)	(17,540,163)	(10,227,730)
Cash Flows from Investing Activities:
Purchase of property and equipment		(1,142,910)	(1,167,751)	(536,038)
Net cash used in investing activities		(1,142,910)	(1,167,751)	(536,038)
Cash Flows from Financing Activities:
Proceeds from issuance of Legacy Nuburu convertible promissory notes		4,100,000	4,100,000	7,300,000
Proceeds from issuance of June 2023 Senior Convertible Notes and Warrants		9,225,000	9,225,000
Proceeds from issuance of November 2023 Junior Notes and Warrants (net of original issue discount)			5,000,000
Proceeds from the exercise of stock options		6,999	6,999	147,557
Restricted stock units used for tax withholdings	(73,088)	(31,595)	(33,903)
Proceeds from the issuance of Legacy Nuburu preferred stock		5,000		188,890
Proceeds from reverse recapitalization		3,243,079	3,243,079
Proceeds from debt borrowings	743,000
Proceeds from the issuance of preferred stock			5,000
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement	200,000
Proceeds from issuance of pre-funded warrants	2,139,866
Payment of transaction costs related to the reverse recapitalization		(4,734,913)	(4,734,913)
Repayment of related party convertible promissory notes		(675,000)	(675,000)
Payment of offering costs related to the 2023 Note and Warrant Purchase Agreement		(25,000)
Shareholder advances	644,936
Payment of deferred financing costs	(71,500)	(65,000)	(259,899)
Net cash provided by financing activities	3,583,214	13,148,567	17,976,360	7,636,447
NET CHANGE IN CASH DURING THE PERIOD	(1,916,625)	(1,253,524)	(731,554)	(3,127,321)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,148,700	2,880,254	2,880,254	6,007,575
CASH AND CASH EQUIVALENTS - END OF PERIOD	232,075	1,626,730	2,148,700	2,880,254
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for new operating lease liabilities			263,939	934,583
Transfer of property and equipment from inventory	154,971		(430,666)
Transfer of property and equipment from prepaid expenses			198,600
Purchase of property and equipment in accounts payable and accrued expenses	(540,028)		(540,028)
Deferred financing costs included in accounts payable and accrued expenses	712,363		(681,845)	$ (4,258,515)
Transaction costs related to the reverse recapitalization not yet paid	1,007,439	1,007,439	(1,007,439)
Convertible promissory notes and warrants issuance costs included in accounts payable and accrued expenses		160,345
Issuance of Common Stock upon extinguishment of debt	$ 15,184,704
Issuance of Common Stock upon conversion of preferred stock			65
Issuance of Common Stock upon conversion of preferred stock in connection with the reverse recapitalization		11,575,286	11,575,286
Lincoln Park [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement		$ 2,099,997	$ 2,099,997